Accounts receivable, net (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Accounts receivable, net
Accounts receivable	$ 41,827,554	$ 25,987,083
Allowance for doubtful accounts	(2,304,817)	(1,622,964)	$ (703,604)
Total accounts receivable, net	$ 39,522,737	$ 24,364,119